THE TIMOTHY PLAN VARIABLE SERIES
                       SUPPLEMENT DATED FEBRUARY 19, 1999
                         TO PROSPECTUS DATED MAY 1, 1998

The Prospectus for the Timothy Plan Variable Series, dated May 1, 1998, is amended as follows:

The back cover of the Prospectus is amended to delete:

                                  LEGAL COUNSEL
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                              18th and Arch Street
                             Philadelphia, PA 19103

The following information is inserted in its place:

                              LEGAL COUNSEL The Law
                         Offices of David D. Jones, P.C.
                              518 Kimberton, # 134
                             Phoenixville, PA 19460

The remainder of the Prospectus is unchanged and shall remain in full force and effect.

                                THE TIMOTHY PLAN
                       SUPPLEMENT DATED FEBRUARY 19, 1999
                         TO PROSPECTUS DATED MAY 1, 1998

The prospectus for the Timothy Plan, Class A Shares and Class B Shares, dated May 1, 1998, is amended as follows:

The back cover of the Prospectus is amended to delete:

                                  LEGAL COUNSEL
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                              18th and Arch Street
                             Philadelphia, PA 19103

The following information is inserted in its place:

                              LEGAL COUNSEL The Law
                         Offices of David D. Jones, P.C.
                              518 Kimberton, # 134
                             Phoenixville, PA 19460

The remainder of the Prospectus is unchanged, and shall remain in full force and effect.